Fair Value Measurement - Schedule of Marketable Securities by Security Type (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	$ 51,389	$ 68,781
Amortized Cost, Non-current		21,753
Gross Unrealized Gains, Current	1	4
Gross Unrealized Gains, Non-current		0
Gross Unrealized Losses, Current	(242)	(25)
Gross Unrealized Gains, Non-current		(98)
Debt Securities, Available-for-sale, Current, Total	51,148	68,760
Fair Value, Non-current		21,655
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	22,549	49,136
Gross Unrealized Gains, Current	0	0
Gross Unrealized Losses, Current	0	0
Debt Securities, Available-for-sale, Current, Total	22,549	49,136
Corporate Bond
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	10,817	15,920
Amortized Cost, Non-current		3,588
Gross Unrealized Gains, Current	1	4
Gross Unrealized Gains, Non-current		0
Gross Unrealized Losses, Current	(21)	(17)
Gross Unrealized Gains, Non-current		(15)
Debt Securities, Available-for-sale, Current, Total	10,797	15,907
Fair Value, Non-current		3,573
Foreign Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current		3,725
Gross Unrealized Gains, Current		0
Gross Unrealized Losses, Current		(8)
Debt Securities, Available-for-sale, Current, Total		3,717
Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	18,023
Amortized Cost, Non-current		18,165
Gross Unrealized Gains, Current	0
Gross Unrealized Gains, Non-current		0
Gross Unrealized Losses, Current	(221)
Gross Unrealized Gains, Non-current		(83)
Debt Securities, Available-for-sale, Current, Total	$ 17,802
Fair Value, Non-current		$ 18,082